Note 14 - Fair Value of Financial Instruments (Details) - Carrying Value and Fair Value of Financial Assets and Liabilities (USD $)	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Marketable Securities	$ 6,071,506	$ 3,380,864	[1]	$ 4,516,472
Investment in Marketable Securities	6,071,506	3,380,864	[2]	4,516,472	[2]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Marketable Securities	$ 6,071,506	$ 3,380,864	[1]	$ 4,516,472

[1]	During 2013, the Company received $996,148 in principal repayments.
[2]	The Company received $996,148 and $890,470 in principal repayments during the years ended December 31, 2013 and 2012, respectively